Summary of Options Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted-average grant date fair value of options granted	$ 58.86	$ 4.00	$ 6.95	$ 2.03	$ 0.61
Total intrinsic value of the options exercised	$ 12,460	$ 1,061	$ 9,943	$ 1,858	$ 221
Total fair value of options vested	$ 372	$ 135	$ 925	$ 340	$ 219